Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0937 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

August 31, 2018
VIA EDGAR
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Priority Income Fund, Inc.
Post-Effective Amendment No. 6 and Amendment No. 25 to the
Registration Statement on Form N-2 (File Nos. 333-213498 and 811-22725)

Dear Sir or Madam:

On behalf of Priority Income Fund, Inc. (the “Company”), we hereby respectfully request that the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) afford the Post-Effective Amendment No. 6 to the Company’s registration statement on Form N-2, filed with the Commission concurrently herewith (the “Post-Effective Amendment”), a selective review in accordance with Securities Act Release No. 6510 (February 15, 1984).

The disclosure contained in the Post-Effective Amendment contains no material changes from the disclosure included in the Company’s registration statement on Form N-2 (File Nos. 333-213498 and 811-22725) (the “Initial Registration Statement”), initially filed with the Commission on September 2, 2016 and most recently declared effective, as amended, on October 10, 2017, except for (i) revisions reflecting the Company’s issuance of shares of preferred stock; (ii) revisions reflecting material developments relating to the Company as described in prospectus supplements filed with the Commission since the most recent effective date of the Initial Registration Statement, and (iii) the inclusion of annual audited financial statements and related financial data for the year ended June 30, 2018, together with disclosure relating thereto.

If you have any questions or additional comments concerning the foregoing, please contact the undersigned at (202) 383-0472.

Sincerely,

/s/ Cynthia R. Beyea
Cynthia R. Beyea

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